Loans and Allowance for Credit Losses - Schedule of Allowance for Loan Losses and Recorded Investment by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses:
Individually evaluated for impairment			$ 258
Collectively evaluated for impairment			15,330
Total	$ 23,744	[1]	15,588	[1]	$ 16,903	$ 18,113
Loans outstanding:
Individually evaluated for impairment			20,361
Collectively evaluated for impairment			1,500,891
Total	1,539,147		1,521,252
Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment			36
Collectively evaluated for impairment			2,699
Total	3,208		2,735		2,717	5,121
Loans outstanding:
Individually evaluated for impairment			295
Collectively evaluated for impairment			244,254
Total	226,275		244,549
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment			1
Collectively evaluated for impairment			325
Total	232		326		256	264
Loans outstanding:
Individually evaluated for impairment			6
Collectively evaluated for impairment			23,613
Total	20,814		23,619
Un- allocated
Allowance for loan losses:
Individually evaluated for impairment			0
Collectively evaluated for impairment			166
Total	$ 187		166		$ 61	$ 7
Loans outstanding:
Individually evaluated for impairment			0
Collectively evaluated for impairment			0
Total			$ 0

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.